WARRANT LIABILITY (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrant liability		$ 175,975	$ 26,903
Warrant [Member]
Remaining warrants		1,155,000
Dividend yield		0.00%
Expected volatility		154.88%
Weighted average risk-free interest rate		1.39%
Expected life		3 months 8 days
Estimated fair value of the Company's common stock		$ 0.1659
Warrant liability		$ 175,975
Warrant [Member] | On January 1, 2018 [Member]
Anti-dilutive provisions liability	$ 175,975